Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Interest income
Loans	[1]	$ 7,707	$ 6,418	$ 5,648	$ 20,119	$ 17,408
Securities	[1]	802	500	354	1,660	1,124
Securities purchased under resale agreements and securities borrowed	[1]	132	71	49	250	133
Deposits with financial institutions	[1]	244	103	50	411	135
Interest income	[1]	8,885	7,092	6,101	22,440	18,800
Interest expense
Deposits		3,475	2,024	1,540	7,072	4,952
Subordinated debentures		77	55	43	177	134
Other		657	540	301	1,698	970
Interest expenses		4,209	2,619	1,884	8,947	6,056
Net interest income		4,676	4,473	4,217	13,493	12,744
Non-interest income
Card revenues		187	207	177	584	562
Banking services fees		447	430	400	1,314	1,184
Credit fees		398	397	382	1,196	1,117
Mutual funds		538	575	580	1,741	1,789
Brokerage fees		276	287	263	861	774
Investment management and trust		247	254	252	757	743
Underwriting and advisory fees		98	137	198	407	580
Non-trading foreign exchange		209	216	194	650	608
Trading revenues		311	453	478	1,373	1,624
Net gain on sale of investment securities			1	80	3	336
Net income from investments in associated corporations		44	84	73	219	243
Insurance underwriting income, net of claims		113	105	83	319	296
Other fees and commissions		143	145	171	444	524
Other		112	178	209	429	441
Total non-interest income		3,123	3,469	3,540	10,297	10,821
Total revenue		7,799	7,942	7,757	23,790	23,565
Provision for credit losses		412	219	380	853	1,640
Profit from operating activity		7,387	7,723	7,377	22,937	21,925
Non-interest expenses
Salaries and employee benefits		2,194	2,175	2,131	6,649	6,487
Premises and technology		612	590	597	1,788	1,753
Depreciation and amortization		381	381	373	1,137	1,128
Communications		88	93	86	271	276
Advertising and business development		123	108	93	340	278
Professional		200	195	211	587	547
Business and capital taxes		135	132	122	407	391
Other		458	485	484	1,394	1,487
Total non-interest expenses		4,191	4,159	4,097	12,573	12,347
Income before taxes		3,196	3,564	3,280	10,364	9,578
Income tax expense		602	817	738	2,283	2,182
Net income		2,594	2,747	2,542	8,081	7,396
Net income attributable to non-controlling interests in subsidiaries		54	78	81	220	261
Net income attributable to equity holders of the Bank		2,540	2,669	2,461	7,861	7,135
Preferred shareholders and other equity instrument holders		36	74	35	154	155
Common shareholders		$ 2,504	$ 2,595	$ 2,426	$ 7,707	$ 6,980
Earnings per common share (in dollars)
Basic	[2]	$ 2.1	$ 2.16	$ 2	$ 6.41	$ 5.75
Diluted	[2]	2.09	2.16	1.99	6.39	5.73
Dividends paid per common share (in dollars)		$ 1.03	$ 1	$ 0.9	$ 3.03	$ 2.7

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $8,624 for the three months ended July 31, 2022 (April 30, 2022 – $6,915; July 31, 2021 – $5,989) and for the nine months ended July 31, 2022 – $21,870 (July 31, 2021 – $18,467).
[2]	Earnings per share calculations are based on full dollar and share amounts.